
                                                                           THE CUTLER TRUST
TABLE OF CONTENTS
DECEMBER 31, 2002


                                           PAGE
                                           ----

Chairman's Letter to the Shareholders....    1
Cutler Core Fund Portfolio...............    3
Cutler Value Fund Portfolio..............    7                              CUTLER CORE FUND
Statements of Assets and Liabilities.....   10
Statements of Operations.................   11                             CUTLER VALUE FUND
Statements of Changes in Net Assets......   12
Financial Highlights (Per Share Data)....   13
Notes to Financial Statements............   15


                         Distributor
                   Forum Fund Services, LLC

                    CUTLER & COMPANY, LLC                                   SEMI-ANNUAL REPORT
                    INVESTMENT MANAGEMENT                                   ------------------

               INVESTMENT ADVISER TO THE TRUST
                                                                            DECEMBER 31, 2002
               3555 Lear Way, Medford, OR 97504
               (800) 228-8537 - (541) 770-9000
                     Fax: (541) 779-0006
                       info@cutler.com

------------------------------------------------------
This report is submitted  for  the general information
of the shareholders of the Funds. It is not authorized
for distribution to prospective investors in the Funds
unless  preceded  or  accompanied  by  an  effective
prospectus, which includes information regarding the
Funds' objectives  and  policies,  risks,  management
experience, and other information.
------------------------------------------------------

                                            SEMI-ANNUAL REPORT DECEMBER 31, 2002

CUTLER CORE FUND                        Cutler & Company, LLC                           Forum Shareholder Services, LLC
CUTLER VALUE FUND                       3555 Lear Way                                               Two Portland Square
                                        Medford, Oregon 97504                                     Portland, Maine 04101

To The Cutler Trust Shareholders:

We are pleased to present this semi-annual report and our thoughts on important events during the six months ended December 31, 2002.

First, we must note a couple of milestones: Cutler & Company celebrated its 25th anniversary during November, and The Cutler Trust celebrated its 10th anniversary in December. In the financial industry, these are signal accomplishments, and we give credit to our long-serving and efficient staff, and the much appreciated loyalty of our clients.

Over the years we have both expanded some operations and closed some operations that did not harmonize with the whole. Last year, we consisted of four divisions -- our traditional investment management business; our mutual funds; Cutler-Asia, a private equity division; and an Institutional division, doing business internationally, but principally in the eastern states. This last division increasingly became difficult to manage and harmonize. During the last quarter, we sold this division to a Boston firm. We now feel more comfortable with our traditional business, operating under the traditional values we always have stressed. As part of this realignment process, we will be asking you to approve a merger of our two mutual funds, the Cutler Core Fund and the Cutler Value Fund. Proxy material will be mailed to you shortly, outlining the advantage of this action and advising you of a special meeting of shareholders. We urge you to review this material and return the proxy as soon as possible.

Both the American and International economies continue to reflect nervous stability and growth that is not as uniform as some desire. We are pleased that the President's Administration has recognized the need for fiscal stimulus and economic reform. Much is being made of the possible deficit created by the Administration's proposed tax cuts, but we have just emerged from a very large retirement of federal debt. Our three worst depressions followed zealous debt-reduction periods leading us to believe that long-term moderation and planning will require less politics and more understanding of capital flows. We are hopeful that the economy will accelerate following adoption of the sensible proposals that were put forward at the end of 2002.

On behalf of everyone at Cutler & Company, and The Cutler Trust, we thank you for your continued support.

/s/ Kenneth R. Cutler                           /s/ Brooke R. Ashland

Kenneth R. Cutler                               Brooke R. Ashland
Chairman                                        Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

THE VIEWS IN THIS REPORT WERE THOSE OF THE CUTLER FUNDS' INVESTMENT ADVISER AS OF DECEMBER 31, 2002 AND MAY NOT REFLECT THE ADVISER'S VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND(S) AND DO NOT CONSTITUTE INVESTMENT ADVICE. (02/03).

                       This Page Intentionally Left Blank

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2002

SHARES     SECURITY DESCRIPTION                                                VALUE
           COMMON STOCK -- 99.9%
           AGRICULTURE -- 2.4%
 12,350    Philip Morris Cos., Inc.                                        $   500,546
                                                                           -----------
           BANKS -- 16.4%
 22,200    Bank of New York Co., Inc.                                          531,912
 27,750    Citigroup, Inc.                                                     976,523
 15,050    FleetBoston Financial Corp.                                         365,715
 21,800    J.P. Morgan Chase & Co.                                             523,200
  6,100    Mellon Financial Corp.                                              159,271
 25,600    U.S. Bancorp                                                        543,232
  7,700    Wells Fargo & Co.                                                   360,899
                                                                           -----------
                                                                             3,460,752
                                                                           -----------
           BUSINESS SERVICES -- 2.4%
  9,800    Microsoft Corp.+                                                    506,660
                                                                           -----------
           CHEMICALS -- 0.7%
  3,700    E.I. du Pont de Nemours & Co.                                       156,880
                                                                           -----------
           COMMUNICATION EQUIPMENT -- 1.6%
 38,350    Motorola, Inc.                                                      331,728
                                                                           -----------
           DRUGS & PHARMACEUTICALS -- 12.3%
 32,850    Bristol-Myers Squibb Co.                                            760,478
 16,800    Merck & Co., Inc.                                                   951,048
 14,650    Pfizer, Inc.                                                        447,851
 11,650    Wyeth                                                               435,710
                                                                           -----------
                                                                             2,595,087
                                                                           -----------
           ELECTRIC, GAS & UTILITY COMPANIES -- 3.1%
  4,550    Duke Energy Corp.                                                    88,907
 10,900    Exelon Corp.                                                        575,193
                                                                           -----------
                                                                               664,100
                                                                           -----------

See Notes to Financial Statements.
                                        3

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                                VALUE
           ELECTRIC MACHINERY -- 3.9%
 18,250    General Electric Co.                                            $   444,388
 25,500    Texas Instruments, Inc.                                             382,755
                                                                           -----------
                                                                               827,143
                                                                           -----------
           ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT -- 0.5%
  6,600    Intel Corp.                                                         102,762
                                                                           -----------
           FOOD & SOFT DRINKS -- 3.0%
 13,450    General Mills, Inc.                                                 631,478
                                                                           -----------
           FOREST PRODUCTS -- 1.5%
  6,600    Weyerhaeuser Co.                                                    324,786
                                                                           -----------
           GENERAL MERCHANDISE STORES -- 3.6%
  9,000    Federated Department Stores, Inc.+                                  454,590
 10,550    Wal-Mart Stores, Inc.                                               303,418
                                                                           -----------
                                                                               758,008
                                                                           -----------
           GROCERY STORES -- 2.8%
 10,600    Kroger Co.+                                                         163,770
 18,250    Safeway, Inc.+                                                      426,320
                                                                           -----------
                                                                               590,090
                                                                           -----------
           INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT -- 8.6%
 46,650    Apple Computer, Inc.+                                               668,495
  3,550    Caterpillar, Inc.                                                   162,306
 16,600    Hewlett-Packard Co.                                                 288,176
  8,850    IBM Corp.                                                           685,875
                                                                           -----------
                                                                             1,804,852
                                                                           -----------
           INSTRUMENTS & RELATED PRODUCTS -- 1.6%
 13,900    Honeywell International, Inc.                                       333,600
                                                                           -----------

See Notes to Financial Statements.
                                        4

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                                VALUE
           MEDIA -- 3.4%
 16,700    AOL Time Warner, Inc.+                                          $   218,770
 30,150    Walt Disney Co.                                                     491,747
                                                                           -----------
                                                                               710,517
                                                                           -----------
           MEDICAL PRODUCTS -- 2.0%
  8,000    Johnson & Johnson                                                   429,680
                                                                           -----------
           MISCELLANEOUS RETAIL -- 1.5%
 10,850    Costco Wholesale Corp.+                                             304,451
                                                                           -----------
           OIL & GAS EXTRACTION -- 3.2%
  5,400    Burlington Resources, Inc.                                          230,310
 19,200    Transocean, Inc.                                                    445,440
                                                                           -----------
                                                                               675,750
                                                                           -----------
           PETROLEUM PRODUCTS -- 5.2%
  8,350    ConocoPhillips                                                      404,057
 11,560    Exxon Mobil Corp.                                                   403,906
  9,800    Unocal Corp.                                                        299,684
                                                                           -----------
                                                                             1,107,647
                                                                           -----------
           PRIMARY METAL INDUSTRIES -- 1.3%
 12,250    Alcoa, Inc.                                                         279,055
                                                                           -----------
           PRINTING & PUBLISHING -- 1.7%
  5,800    Knight-Ridder, Inc.                                                 366,850
                                                                           -----------
           PROPERTY & CASUALTY INSURANCE -- 2.8%
 10,300    American International Group, Inc.                                  595,855
                                                                           -----------
           SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
           SERVICES -- 1.6%
  8,550    Morgan Stanley                                                      341,316
                                                                           -----------

See Notes to Financial Statements.
                                        5

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (concluded)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                               VALUE
           TRANSPORTATION -- 3.9%
 10,600    General Motors Corp.                                            $   390,716
  7,250    Union Pacific Corp.                                                 434,058
                                                                           -----------
                                                                               824,774
                                                                           -----------
           VOICE & DATA TRANSMISSION -- 8.9%
141,250    AT&T Wireless Services, Inc.+                                       798,061
 20,950    SBC Communications, Inc.                                            567,955
 13,300    Verizon Communications, Inc.                                        515,374
                                                                           -----------
                                                                             1,881,390
                                                                           -----------
           TOTAL COMMON STOCK (COST $26,676,806)                            21,105,757
                                                                           -----------
           SHORT-TERM HOLDING -- 0.0%
6,209..    Daily Assets Cash Fund (Cost $6,209)                                  6,209
                                                                           -----------
           TOTAL INVESTMENTS IN SECURITIES -- 99.9%
           (COST $26,683,015)                                              $21,111,966
           Other Assets and Liabilities, Net -- 0.1%                            10,278
                                                                           -----------
           TOTAL NET ASSETS -- 100.0%                                      $21,122,244
                                                                           ===========

------------------------------
+Non-income producing securities.

See Notes to Financial Statements.
                                        6

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                                VALUE
           COMMON STOCK -- 100.1%
           AGRICULTURE -- 2.9%
 13,000    Philip Morris Cos., Inc.                                        $   526,890
                                                                           -----------
           BANKS -- 21.1%
 16,250    Bank of New York Co., Inc.                                          389,350
 22,750    Citigroup, Inc.                                                     800,573
 19,824    FleetBoston Financial Corp.                                         481,723
 31,450    J.P. Morgan Chase & Co.                                             754,800
  8,850    Mellon Financial Corp.                                              231,074
 28,850    U.S. Bancorp                                                        612,197
 10,850    Wells Fargo & Co.                                                   508,540
                                                                           -----------
                                                                             3,778,257
                                                                           -----------
           CHEMICALS -- 1.2%
  5,200    E.I. du Pont de Nemours & Co.                                       220,480
                                                                           -----------
           COMMUNICATION EQUIPMENT -- 1.4%
 29,200    Motorola, Inc.                                                      252,580
                                                                           -----------
           DRUGS & PHARMACEUTICALS -- 8.7%
 26,150    Bristol-Myers Squibb Co.                                            605,373
  9,600    Merck & Co., Inc.                                                   543,456
 11,000    Wyeth                                                               411,400
                                                                           -----------
                                                                             1,560,229
                                                                           -----------
           ELECTRIC, GAS & UTILITY COMPANIES -- 3.1%
  6,600    Duke Energy Corp.                                                   128,964
  8,100    Exelon Corp.                                                        427,437
                                                                           -----------
                                                                               556,401
                                                                           -----------
           FOOD & SOFT DRINKS -- 2.6%
  9,900    General Mills, Inc.                                                 464,805
                                                                           -----------
           FOREST PRODUCTS -- 2.6%
  9,400    Weyerhaeuser Co.                                                    462,574
                                                                           -----------

See Notes to Financial Statements.
                                        7

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (continued)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                                VALUE
           GENERAL MERCHANDISE STORES -- 2.8%
 17,200    Federated Department Stores, Inc.+                              $   494,672
                                                                           -----------
           GROCERY STORES -- 5.3%
 26,750    Kroger Co.+                                                         413,288
 23,100    Safeway, Inc.+                                                      539,616
                                                                           -----------
                                                                               952,904
                                                                           -----------
           INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT -- 11.3%
 47,100    Apple Computer, Inc.+                                               674,943
  4,950    Caterpillar, Inc.                                                   226,314
 44,200    Hewlett-Packard Co.                                                 767,312
  4,600    IBM Corp.                                                           356,500
                                                                           -----------
                                                                             2,025,069
                                                                           -----------
           INSTRUMENTS & RELATED PRODUCTS -- 1.1%
  8,450    Honeywell International, Inc.                                       202,800
                                                                           -----------
           MEDIA -- 2.4%
 25,850    Walt Disney Co.                                                     421,614
                                                                           -----------
           OIL & GAS EXTRACTION -- 3.4%
  7,200    Burlington Resources, Inc.                                          307,080
 12,600    Transocean, Inc.                                                    292,320
                                                                           -----------
                                                                               599,400
                                                                           -----------
           PETROLEUM PRODUCTS -- 6.8%
  8,500    ConocoPhillips                                                      411,315
 10,700    Exxon Mobil Corp.                                                   373,858
 14,400    Unocal Corp.                                                        440,352
                                                                           -----------
                                                                             1,225,525
                                                                           -----------
           PRIMARY METAL INDUSTRIES -- 2.2%
 17,700    Alcoa, Inc.                                                         403,206
                                                                           -----------

See Notes to Financial Statements.
                                        8

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)  (concluded)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION                                                VALUE
           PRINTING & PUBLISHING -- 1.4%
  3,900    Knight-Ridder, Inc.                                             $   246,675
                                                                           -----------
           PROPERTY & CASUALTY INSURANCE -- 3.2%
  9,900    American International Group, Inc.                                  572,715
                                                                           -----------
           SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
           SERVICES -- 1.6%
  7,100    Morgan Stanley                                                      283,432
                                                                           -----------
           TRANSPORTATION -- 3.5%
  7,650    General Motors Corp.                                                281,979
  5,800    Union Pacific Corp.                                                 347,246
                                                                           -----------
                                                                               629,225
                                                                           -----------
           VOICE & DATA TRANSMISSION -- 11.5%
115,300    AT&T Wireless Services, Inc.+                                       651,445
 24,800    SBC Communications, Inc.                                            672,328
 19,250    Verizon Communications, Inc.                                        745,937
                                                                           -----------
                                                                             2,069,710
                                                                           -----------
           TOTAL COMMON STOCK (COST $22,216,004)                            17,949,163
                                                                           -----------
           SHORT-TERM HOLDING -- 0.3%
 48,379    Daily Assets Government Obligations Fund (Cost $48,379)              48,379
                                                                           -----------
           TOTAL INVESTMENTS IN SECURITIES -- 100.4%
           (COST $22,264,383)                                              $17,997,542
           Other Assets and Liabilities, Net -- (0.4%)                         (65,504)
                                                                           -----------
           TOTAL NET ASSETS -- 100.0%                                      $17,932,038
                                                                           ===========

------------------------------
+Non-income producing securities.

See Notes to Financial Statements.
                                        9

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES (unaudited)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                 CUTLER         CUTLER
                                                                  CORE           VALUE
                                                                  FUND           FUND
                                                              ------------    -----------
ASSETS
     Total investments, at value (Note 2) (Cost $26,683,015
       and $22,264,383, respectively)                         $ 21,111,966    $17,997,542
     Receivables:
       Investment securities sold                                  101,339             --
       Interest and dividends                                       55,754         43,697
     Prepaid expenses                                                  950         12,922
                                                              ------------    -----------
Total Assets                                                    21,270,009     18,054,161
                                                              ------------    -----------
LIABILITIES
     Payables:
       Fund shares redeemed                                          7,711             --
       Dividends                                                    74,008         68,005
     Accrued Liabilities:
       Investment advisory fees (Note 3)                             9,093          2,851
       Administration fees (Note 3)                                  3,333          3,333
       Transfer agency fees (Note 3)                                 3,503          3,101
       Custodian fees (Note 3)                                       2,570          1,702
       Other related parties (Note 3)                                1,547          1,579
       Other                                                        46,000         41,552
                                                              ------------    -----------
Total Liabilities                                                  147,765        122,123
                                                              ------------    -----------
NET ASSETS                                                    $ 21,122,244    $17,932,038
                                                              ============    ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                          $ 38,225,630    $23,632,929
     Undistributed net investment income                             6,767            795
     Accumulated net realized loss on investments              (11,539,104)    (1,434,845)
     Net unrealized depreciation on investments                 (5,571,049)    (4,266,841)
                                                              ------------    -----------
NET ASSETS                                                    $ 21,122,244    $17,932,038
                                                              ============    ===========
NET ASSET VALUE, Offering and Redemption Price per share:
  Based on net assets of $21,122,244 and 3,023,183 shares
  outstanding and net assets of $17,932,038 and 2,332,939
  shares outstanding, respectively.                                  $6.99          $7.69

See Notes to Financial Statements.
                                        10

THE CUTLER TRUST

STATEMENTS OF OPERATIONS (unaudited)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                CUTLER         CUTLER
                                                                 CORE           VALUE
                                                                 FUND           FUND
                                                              -----------    -----------
INVESTMENT INCOME
     Dividend income                                          $   317,290    $   257,081
     Interest income                                                  761          1,709
                                                              -----------    -----------
Total Investment Income                                           318,051        258,790
                                                              -----------    -----------
EXPENSES
     Investment advisory fees (Note 3)                            108,307         73,324
     Administration fees (Note 3)                                  16,592         13,316
     Transfer agency fees (Note 3)                                 10,991          9,890
     Custody fees (Note 3)                                          5,596          3,944
     Accounting fees (Note 3)                                      22,500         23,500
     Legal fees                                                    12,443          7,475
     Audit fees                                                     8,714          8,236
     Trustees fees and expenses                                     9,401          6,356
     Other                                                         27,128         20,363
                                                              -----------    -----------
Total Expenses                                                    221,672        166,404
     Fees waived by Adviser (Note 4)                              (40,830)       (43,945)
                                                              -----------    -----------
Net Expenses                                                      180,842        122,459
                                                              -----------    -----------
NET INVESTMENT INCOME                                             137,209        136,331
                                                              -----------    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss from investments                        (3,714,782)       (34,538)
     Net change in unrealized depreciation of investments        (731,754)    (3,103,515)
                                                              -----------    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (4,446,536)    (3,138,053)
                                                              -----------    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(4,309,327)   $(3,001,722)
                                                              ===========    ===========

See Notes to Financial Statements.
                                        11

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  CUTLER CORE                        CUTLER VALUE
                                                     FUND                                FUND
                                       ---------------------------------   ---------------------------------
                                       Six Months Ended        Year        Six Months Ended        Year
                                       December 31, 2002       Ended       December 31, 2002       Ended
                                          (unaudited)      June 30, 2002      (unaudited)      June 30, 2002
                                       -----------------   -------------   -----------------   -------------
OPERATIONS
  Net investment income                  $    137,209      $     92,387       $   136,331       $   182,424
  Net realized loss from investments       (3,714,782)       (7,349,767)          (34,538)         (843,805)
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (731,754)       (2,837,880)       (3,103,515)       (2,831,104)
                                         ------------      ------------       -----------       -----------
  Net decrease in net assets
    resulting from operations              (4,309,327)      (10,095,260)       (3,001,722)       (3,492,485)
                                         ------------      ------------       -----------       -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment income                      (129,027)          (97,124)         (131,331)         (185,416)
  Net realized capital gain from
    investments                                    --           (76,544)               --                --
                                         ------------      ------------       -----------       -----------
  Total distributions to shareholders        (129,027)         (173,668)         (131,331)         (185,416)
                                         ------------      ------------       -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                            1,542,674         2,937,119         1,871,550         3,964,821
  Reinvestment of distributions                51,809           167,619            57,212           167,202
  Redemption of shares                    (11,646,554)      (12,503,467)       (3,826,580)       (3,234,737)
                                         ------------      ------------       -----------       -----------
  Net increase (decrease) from
    capital share transactions            (10,052,071)       (9,398,729)       (1,897,818)          897,286
                                         ------------      ------------       -----------       -----------
  Net decrease in net assets              (14,490,425)      (19,667,657)       (5,030,871)       (2,780,615)
                                         ------------      ------------       -----------       -----------
NET ASSETS
  Beginning of Period                      35,612,669        55,280,326        22,962,909        25,743,524
                                         ------------      ------------       -----------       -----------
  End of Period (A)                      $ 21,122,244      $ 35,612,669       $17,932,038       $22,962,909
                                         ============      ============       ===========       ===========
SHARE ACTIVITY
  Sale of shares                              212,618           320,830           240,274           419,920
  Reinvestment of distributions                 8,120            18,582             8,291            17,428
  Redemption of shares                     (1,632,030)       (1,382,788)         (510,741)         (323,035)
                                         ------------      ------------       -----------       -----------
  Net increase (decrease) in shares        (1,411,292)       (1,043,376)         (262,176)          114,313
                                         ============      ============       ===========       ===========
  (A) Accumulated undistributed
    (distributions in excess of) net
    investment income                    $      6,767      $     (1,415)      $       795       $    (4,205)
                                         ============      ============       ===========       ===========

See Notes to Financial Statements.
                                        12

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data and
ratios for a share outstanding
throughout each period.

                                                              CUTLER CORE FUND
                                    ---------------------------------------------------------------------
                                      July 1,
                                         to
                                    December 31,
                                    (unaudited)                      Year Ended June 30,
                                    ------------    -----------------------------------------------------
                                        2002          2002        2001       2000       1999       1998

Net Asset Value, Beginning of
  Period                              $   8.03      $  10.09    $  15.99    $ 15.71    $ 17.60    $ 16.06
                                      --------      --------    --------    -------    -------    -------
Investment Operations
  Net investment income                   0.04          0.02        0.05       0.08       0.12       0.19
  Net realized and unrealized gain
    (loss) on investments                (1.04)        (2.05)      (2.16)      1.24       2.06       3.05
                                      --------      --------    --------    -------    -------    -------
Total from Investment Operations         (1.00)        (2.03)      (2.11)      1.32       2.18       3.24
                                      --------      --------    --------    -------    -------    -------
Distributions From
  Net investment income                  (0.04)        (0.02)      (0.05)     (0.08)     (0.12)     (0.19)
  Net realized loss on investments          --         (0.01)      (3.74)     (0.96)     (3.95)     (1.51)
                                      --------      --------    --------    -------    -------    -------
Total Distributions                      (0.04)        (0.03)      (3.79)     (1.04)     (4.07)     (1.70)
                                      --------      --------    --------    -------    -------    -------
Net Asset Value, End of Period        $   6.99      $   8.03    $  10.09    $ 15.99    $ 15.71    $ 17.60
                                      ========      ========    ========    =======    =======    =======
Total Return                           (12.46%)      (20.12%)    (14.44%)     8.61%     15.48%     21.60%
Ratios/Supplementary Data
Net assets at the end of year (in
  thousands)                          $ 21,122      $ 35,613    $ 55,280    $70,095    $74,499    $77,482
Ratios to Average Net Assets
  Expenses including
    reimbursement/waiver of fees         1.25%(a)      1.25%       1.20%      1.11%      1.07%      1.10%
  Expenses excluding
    reimbursement/waiver of fees         1.53%(a)      1.29%       1.20%      1.11%      1.07%      1.10%
  Net investment income                  0.95%(a)      0.19%       0.40%      0.51%      0.76%      1.14%
Portfolio Turnover Rate                    24%           46%         93%        79%        59%       119%

------------------------------
(a) Annualized.

See Notes to Financial Statements.
                                        13

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
Selected per share data and
ratios for a share outstanding
throughout each period.

                                                              CUTLER VALUE FUND
                                     --------------------------------------------------------------------
                                       July 1,
                                          to
                                     December 31,
                                     (unaudited)                     Year Ended June 30,
                                     ------------    ----------------------------------------------------
                                         2002          2002       2001       2000       1999       1998

Net Asset Value, Beginning of
  Period                               $   8.85      $  10.38    $  9.78    $ 18.93    $ 21.02    $ 18.33
                                       --------      --------    -------    -------    -------    -------
Investment Operations
  Net investment income                    0.05          0.08       0.08       0.12       0.14       0.13
  Net realized and unrealized gain
    (loss) on investments                 (1.16)        (1.53)      0.79      (1.97)      2.73       4.19
                                       --------      --------    -------    -------    -------    -------
Total from Investment Operations          (1.11)        (1.45)      0.87      (1.85)      2.87       4.32
                                       --------      --------    -------    -------    -------    -------
Distributions From
  Net investment income                   (0.05)        (0.08)     (0.08)     (0.12)     (0.14)     (0.13)
  In excess of net investment
    income                                   --            --         --         --         --(b)      --
  Net realized loss on investments           --            --      (0.19)     (7.18)     (4.82)     (1.50)
                                       --------      --------    -------    -------    -------    -------
Total Distributions                       (0.05)        (0.08)     (0.27)     (7.30)     (4.96)     (1.63)
                                       --------      --------    -------    -------    -------    -------
Net Asset Value, End of Period         $   7.69      $   8.85    $ 10.38    $  9.78    $ 18.93    $ 21.02
                                       ========      ========    =======    =======    =======    =======
Total Return                            (12.46%)      (14.07%)     8.97%     (9.25%)    18.10%     24.90%
Ratios/Supplementary Data
Net assets at the end of year (in
  thousands)                           $ 17,932      $ 22,963    $25,744    $27,615    $40,125    $41,085
Ratios to Average Net Assets
  Expenses including reimbursement/
    waiver of fees                        1.25%(a)      1.25%      1.25%      1.25%      1.20%      1.24%
  Expenses excluding reimbursement/
    waiver of fees                        1.70%(a)      1.50%      1.45%      1.28%      1.20%      1.24%
  Net investment income                   1.39%(a)      0.76%      0.56%      1.01%      0.80%      0.65%
Portfolio Turnover Rate                     27%           46%        60%        66%       110%        50%

------------------------------
(a) Annualized.

(b) Amount rounds to less than $0.01.

See Notes to Financial Statements.
                                        14

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The Funds commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- On each Fund business day, the Trust generally determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

     FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

THE CUTLER TRUST

--------------------------------------------------------------------------------

     EXPENSE ALLOCATION -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds based on average net assets.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.

     Forum Administrative Services, LLC ("FAdS") serves as each Fund's administrator for which it receives compensation at an annual rate of 0.10% of each Fund's average daily net assets (with a minimum fee of $3,333 per month, per Fund commencing November 1, 2002). Pursuant to the Shareholder Service Plan, certain service providers receive fees, not to exceed 0.25% per year of the average daily net assets they hold in each Fund. FAdS pays these fees and the Fund reimburses FAdS.

     Forum Shareholder Services, LLC, an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $1,500 per month, per Fund (prior to November 1, 2002, the base fee was $1,000 per month, per Fund), plus certain other fees and expenses.

     Forum Accounting Services, LLC, an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $4,000 per month, per Fund (prior to November 1, 2002, the base fee was $3,000 per month, per Fund), subject to adjustments for the number and type of portfolio transactions, plus certain other fees and expenses.

     Forum Fund Services, LLC ("FFS"), a registered broker-dealer, a member of the National Association of Securities Dealers, Inc., and an affiliate of FAdS, acts as the distributor for each Fund. FFS receives no compensation for its services.

     Forum Trust, LLC ("Forum Trust"), an affiliate of FAdS serves as each Fund's custodian and may employ subcustodians to provide custody of a Fund's domestic assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of each Fund's average daily net assets (this fee decreases if the Fund assets exceed $1 billion), plus $3,600 per year account maintenance fees for each Fund, plus certain other fees and expenses.

NOTE 4.  WAIVER OF FEES

     The Adviser has contractually agreed through October 31, 2003 to waive a portion of its fees and reimburse certain expenses if total expenses of each Fund exceed 1.25% of average net assets.

     The Adviser contractually waived fees of $40,830 for the Cutler Core Fund and $43,945 for the Cutler Value Fund for the six months ended December 31, 2002.

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)  (concluded)
--------------------------------------------------------------------------------

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended December 31, 2002, were as follows:

                                          COST OF PURCHASES    PROCEEDS FROM SALES
                                          -----------------    -------------------
Cutler Core Fund........................     $6,808,290            $16,270,454
Cutler Value Fund.......................      5,185,969              5,380,009

     The cost basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation for the six months ended December 31, 2002, were as follows:

                                               UNREALIZED      UNREALIZED         NET
                               COST BASIS     APPRECIATION    DEPRECIATION    DEPRECIATION
                               -----------    ------------    ------------    ------------
Cutler Core Fund.............  $26,683,015      $610,741      $(6,181,790)    $(5,571,049)
Cutler Value Fund............   22,264,383       638,798       (4,905,639)     (4,266,841)